LEASES - Schedule Of Maturities Of Lease Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Total Operating Leases
Year 1	¥ 4,073	¥ 4,209
Year 2	3,981	4,196
Year 3	3,788	3,989
Year 4	3,615	3,793
Year 5	3,384	3,605
Thereafter	22,282	24,547
Total minimum lease payments	41,123	44,339
Less: amount representing interest	13,299	12,929
Present value of minimum lease payments	27,824	31,410
Total Finance Leases
Year 1	155	142
Year 2	159	146
Year 3	161	146
Year 4	165	148
Year 5	168	151
Thereafter	4,056	3,539
Total minimum lease payments	4,864	4,272
Less: amount representing interest	2,122	1,718
Present value of minimum lease payments	¥ 2,742	¥ 2,554